Fair Value Measurements (Level 3 Reconciliation) (Details) (Fair Value, Inputs, Level 3 [Member], Price Risk Management Instruments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member] | Price Risk Management Instruments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability balance as of January 1	$ (79)		$ (74)
Realized and unrealized gains (losses): Included in regulatory assets and liabilities or balancing accounts	49	[1]	(5)	[1]
Liability balance as of December 31	$ (30)		$ (79)

[1]	The costs related to price risk management activities are recoverable through customer rates, therefore, balancing account revenue is recorded for amounts settled and purchased and there is no impact to net income. Unrealized gains and losses are deferred in regulatory liabilities and assets.